Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Property, Plant and Equipment

(9)Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2024 and 2023 are included in Appendix V, which forms an integral part of this note to the consolidated financial statements.

Property, plant and development under construction at 31 December 2024 and 2023, mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2024 the Group has capitalized borrowing costs for a total amount of Euros 27,772 thousand (Euros 36,892 thousand in 2023) (note 27).

a)	Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2024, the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s property, plant and equipment.

b)	Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2024 amount to Euros 3,465 thousand (losses of Euros 5,813 thousand in 2023).

c)	Self - constructed property, plant and equipment

At 31 December 2024 the Group has recognized Euros 62,638 thousand as self -constructed property, plant and equipment (Euros 82,615 thousand at 31 December 2023) in the Consolidated Statements of Profit and Loss.

d)	Purchase commitments

At 31 December 2024, the Group has property, plant and equipment purchase commitments amounting to Euros 35,009 thousand (Euros 36,487 thousand at 31 December 2023).

e)	Property, plant and equipment under construction

Property, plant and equipment under construction as of 31 December 2024 amount to Euros 802,313 thousand (Euros 910,671 thousand in the 2023) and mainly correspond to the investments incurred in the expansion of the facilities of the companies and their productive capacity in the United States, Canada, and Ireland (note 29).

f)	Impairment testing

As of December 31, 2024, the Group has recognized an impairment loss amounting to Euros 1,370 thousand.

During 2023 the Group disposed property, plant and equipment as part of the reorganization of the USA donor center network. In this regard, the impairment corresponding to these assets which belong to the Biopharma segment was written off for a total amount of Euros 5.3 million.